SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2012	2011
125,000,000 common shares of $1.00 par value each	125,000	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2012	2011
85,225,000 common shares of $1.00 par value each (2011: 79,125,000 shares)	85,225	79,125

The Company's common shares are listed on the New York Stock Exchange.

In March 2012, the Company issued 100,000 new shares in order to satisfy options exercised by an employee. The exercise price of the options was $6.85 per share, resulting in a premium on issue of $0.6 million. In October 2012, the Company issued and sold 6,000,000 shares pursuant to a prospectus filed in November 2010. Total proceeds of $88.9 million net of costs were received, resulting in a premium on issue of $82.9 million. No new shares were issued in the year ended December 31, 2011.

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the "Option Scheme"). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (see also Note 22). During 2012, two employees exercised options and in lieu of issuing new shares, the Company made payments to them totaling $1.5 million, equal to the intrinsic value of the options on the date of exercise. This amount is accounted for as a repurchase of the Company's shares and the payment is recorded as a reduction of additional paid-in capital.

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value. The difference between the historical carrying values and the net investment in the leases has been recorded as a deferred deemed equity contribution, which is presented as a reduction in net investment in direct financing leases in the balance sheet. This accounting treatment arises from the related party nature of both the initial transfer of the vessels and the subsequent leases.  The deferred deemed equity contribution is amortized to contributed surplus over the life of the lease arrangements, as lease payments are applied to the principal balance of the lease receivable. In the year ended December 31, 2012, the Company has credited contributed surplus with $13.0 million of such deemed equity contributions (2011: $16.2 million).